Statements Of Operations (USD $)	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
INVESTMENT INCOME
Net investment income from Partnership operations	$ 4,488,212	$ 4,371,539	$ 3,989,831
EXPENSES
Charges to contract owners for assuming mortality risk and expense risk and for administration	397,048	365,083	397,452
NET INVESTMENT INCOME	4,091,164	4,006,456	3,592,379
NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
Net change in unrealized gain (loss) on investments in Partnership	7,604,820	2,753,040	(22,975,538)
Net realized gain (loss) on sale of investments allocated from the Partnership		1,276,007	(2,340,953)
NET GAIN (LOSS) ON INVESTMENTS	7,604,820	4,029,047	(25,316,491)
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$ 11,695,984	$ 8,035,503	$ (21,724,112)